Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000254728
Shareholder Report [Line Items]
Fund Name	FM Compounders Equity ETF
Trading Symbol	FMCE
Security Exchange Name	NYSEArca
Additional Information Phone Number	1-888-530-2448
Additional Information Website	https://fmexcelsioretfs.com/fmce/details/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FM Compounders Equity ETF	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the fiscal year ended February 28, 2026, FM Compounders Equity ETF ("FMCE") returned 5.42% vs the S&P 500 Equal Weighted of 15.96%.

FMCE’s underperformance was driven largely by a continued market rotation out of financial and software stocks.

The largest contributors to FMCE's performance in the period (enumerated with return contribution) were: AMAT (+3.22%), ASML (+2.60%) and INTC (+2.39%). The largest detractors were SNPS (-1.18%), CRM (-1.12%) and PGR (-1.06%).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	FM Compounders Equity ETF - NAV	S&P 500® Equal Weight Index
11/08/24	$10,000	$10,000
11/30/24	$10,304	$10,195
12/31/24	$9,785	$9,557
01/31/25	$10,118	$9,891
02/28/25	$10,274	$9,831
03/31/25	$9,978	$9,499
04/30/25	$9,926	$9,281
05/31/25	$10,322	$9,685
06/30/25	$10,616	$10,017
07/31/25	$10,516	$10,115
08/31/25	$10,729	$10,387
09/30/25	$10,882	$10,503
10/31/25	$10,785	$10,403
11/30/25	$10,833	$10,601
12/31/25	$10,847	$10,649
01/31/26	$11,013	$11,010
02/28/26	$10,831	$11,400

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception (November 8, 2024)
FM Compounders Equity ETF - NAV	5.42%	6.30%
S&P 500® Equal Weight Index	15.96%	10.55%

Performance Inception Date	Nov. 08, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 62,645,210
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 436,620
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$62,645,210
Number of Portfolio Holdings	30
Advisory Fee	$436,620
Portfolio Turnover	46%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	90.2%
Money Market Funds	9.8%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Energy	2.2%
Materials	3.8%
Consumer Staples	4.3%
Communications	4.9%
Consumer Discretionary	7.1%
Health Care	9.5%
Money Market Funds	9.8%
Industrials	10.6%
Financials	14.8%
Technology	33.0%

Largest Holdings [Text Block]

Top 10 Equity Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
General Electric Company	5.1%
Intel Corporation	4.8%
Berkshire Hathaway, Inc. - Class B	4.6%
Progressive Corporation (The)	4.2%
Visa, Inc. - Class A	4.0%
Danaher Corporation	3.9%
Amazon.com, Inc.	3.8%
Linde PLC	3.8%
ASML Holding N.V.	3.8%
Salesforce, Inc.	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended February 28, 2026.
C000232649
Shareholder Report [Line Items]
Fund Name	FM Focus Equity ETF
Trading Symbol	FMCX
Security Exchange Name	NYSEArca
Additional Information Phone Number	1-888-530-2448
Additional Information Website	https://fmexcelsioretfs.com/fmcx/details/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FM Focus Equity ETF	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the fiscal year ended February 28, 2026, FM Focus Equity ETF ("FMCX")returned 8.61% vs. the S&P 500 Index of 16.99%.

FMCX’s underperformance was driven largely by a continued market rotation out of financial and software stocks.

The largest contributors to FMCX's performance in the period (enumerated with return contribution) were: AMAT (+3.34%), GE (+3.08%) and GEV US (+2.27%). The largest detractors were KKR (-1.92%), CRM (-1.49%) and SNPS (-1.17%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	FM Focus Equity ETF - NAV	S&P 500® Index
04/22/22	$10,000	$10,000
08/31/22	$9,224	$9,316
02/28/23	$9,266	$9,433
08/31/23	$10,167	$10,801
02/29/24	$11,513	$12,306
08/31/24	$12,440	$13,732
02/28/25	$13,075	$14,571
08/31/25	$14,233	$15,913
02/28/26	$14,202	$17,046

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception (April 22, 2022)
FM Focus Equity ETF - NAV	8.61%	9.53%
S&P 500® Index	16.99%	14.84%

Performance Inception Date	Apr. 22, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 108,523,011
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 745,050
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$108,523,011
Number of Portfolio Holdings	30
Advisory Fee	$745,050
Portfolio Turnover	67%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	92.1%
Money Market Funds	7.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Materials	4.6%
Communications	6.0%
Money Market Funds	7.9%
Health Care	9.8%
Consumer Discretionary	11.6%
Industrials	12.2%
Financials	12.5%
Technology	35.4%

Largest Holdings [Text Block]

Top 10 Equity Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
General Electric Company	6.5%
Microsoft Corporation	6.3%
Berkshire Hathaway, Inc. - Class A	4.9%
Linde PLC	4.6%
KKR & Company, Inc.	4.4%
O'Reilly Automotive, Inc.	4.2%
Danaher Corporation	4.1%
Amazon.com, Inc.	4.1%
Intel Corporation	3.9%
Applied Materials, Inc.	3.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended February 28, 2026.